Other operating expenses	12 Months Ended
Jun. 30, 2013
Other Costs and Expenses Disclosures Operating [Abstract]
Other Operating Expense Disclosure [Text Block]
15.	Other operating expenses

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Continuing operations
Professional fee for disposal of ELP business	8,685,023	-	-	-
Impairment on other investments	-	1,081,000	-	-
Others	1,886,963	978,054	285,123	46,457
Total other operating expenses	10,571,986	2,059,054	285,123	46,457